Related Party Transactions (Details Textual) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 07, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Net related party revenues		$ 21,066,741	$ 9,146,994	$ 5,854,383
Cost of revenues from related party, Heilongjiang Binteer		5,669,252		556,692
Accounts payable to related party		3,389,148	258,274
Borrowing amount of related party		11,488,801	1,728,642	0
Operating expenses paid by related party		9,703	739,973	1,982,733
Accounts receivable from related parties		1,948,009	607,975
Advances from customers - related parties		586,719	747,264
Purchase from related parties		1,592,537	0	556,692
Services provided by related parties		11,488,801	1,728,642	0
Purchased from and services provided by related parties		5,669,252	0	556,692
Deferred cost of revenue - related party		0	1,795,222
Paid deposit to related party		$ 10,180
Jinmo [Member]
Related Party Transactions (Textual)
Nature of Relationship		A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.
Proceeds from sale of equipment	$ 1,063,137
Heilongjiang Binteer [Member]
Related Party Transactions (Textual)
Nature of Relationship		Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.
Net related party revenues				276,320
Cost of revenues from related party, Heilongjiang Binteer				566,692
Yuebiao Li [Member]
Related Party Transactions (Textual)
Nature of Relationship		Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")
Zhuo Zhang [Member]
Related Party Transactions (Textual)
Nature of Relationship		Principal shareholder, Director, Chief Financial Officer ("CFO")
Yue Zhang [Member]
Related Party Transactions (Textual)
Nature of Relationship		Principal shareholder, Zhuo Zhang's sister
Xiaojun Chen [Member]
Related Party Transactions (Textual)
Nature of Relationship		Husband of Zhuo Zhang
Jinna [Member]
Related Party Transactions (Textual)
Nature of Relationship		Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.
Net related party revenues				1,391
Mojie [Member]
Related Party Transactions (Textual)
Nature of Relationship		Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.
Net related party revenues				3,268
Daqing Wanjieyuan [Member]
Related Party Transactions (Textual)
Nature of Relationship		Controlled by Yuebiao Li, the entity was dissolved in June 2017.
Entity B [Member]
Related Party Transactions (Textual)
Nature of Relationship		Significantly influenced by the Company
Net related party revenues		$ 107,894	229,367	3,952,532
Entity C [Member]
Related Party Transactions (Textual)
Nature of Relationship		Significantly influenced by the Company
Cost of revenues from related party, Heilongjiang Binteer		$ 4,296,375
Borrowing amount of related party		$ 5,279,255	1,728,642
Entity A and its subsidiaries [Member]
Related Party Transactions (Textual)
Nature of Relationship		Entity A is 45% owned by Entity D
Net related party revenues		$ 20,750,159	8,917,627	1,620,872
Borrowing amount of related party		5,918,396
Advances from customers - related parties		$ 583,894	$ 747,264
Entity D and its subsidiary [Member]
Related Party Transactions (Textual)
Nature of Relationship		Significantly influenced by the Company